Summary of significant accounting policies - Concentration of business and credit risk (Details)		12 Months Ended			24 Months Ended
	Jan. 15, 2020 customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 customer	Dec. 31, 2020 customer	Dec. 31, 2021 USD ($) customer
Concentration Risk [Line Items]
Federal Depositary Insurance Coverage | $		$ 250,000			$ 250,000
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Major Customers [Member]
Concentration Risk [Line Items]
Number of customers					2
Concentration risk percentage				66.00%	32.40%
Total Revenue [Member] | Customer Concentration Risk [Member] | Major Customers [Member]
Concentration Risk [Line Items]
Number of customers	1	1	1
Concentration risk percentage	11.30%	10.50%	64.90%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Major Supplier [Member]
Concentration Risk [Line Items]
Number of customers		2		4
Concentration risk percentage		37.30%		84.00%